Fidelity (logo) InvestmentsR|	245 Summer Street Boston MA 02210 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	June 15, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Fidelity Inome Fund (the trust):

Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Simplicity RMD 2020 Fund, and Fidelity Managed Retirement 2025 Fund

(the funds)

File Nos. 002-92661 and 811-04085

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the fund.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Jamie Plourde
Jamie Plourde
Legal Product Group

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Percent Weighting
65 66 67 68 69 70 71 72 73 74 75 76 77 78 79 80 81 82 83 84 85 86 87 88 89 90 91 92 93 94 95 96 97 98 99 100
Target Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

100%
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0%
Percent Weighting
60 61 62 63 64 65 66 67 68 69 70 71 72 73 74 75 76 77 78 79 80 81 82 83 84 85 86 87 88 89 90 91 92 93 94 95 96 97 98 99 100
Target Age
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds